Supplemental Condensed Consolidating Financial Information - Condensed Statements of Comprehensive Income (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		9 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013
Condensed Financial Statements [Line Items]
Comprehensive income (loss)	$ 111	$ 220	$ 661	$ 527
Comprehensive income (loss) attributable to noncontrolling interests	(13)	67	(9)	141
Comprehensive income (loss) attributable to owners of the parent	124	153	670	386
CNH Industrial N.V. [Member]
Condensed Financial Statements [Line Items]
Comprehensive income (loss)	124	153	670	386
Comprehensive income (loss) attributable to noncontrolling interests
Comprehensive income (loss) attributable to owners of the parent	124	153	670	386
Case New Holland Industrial Inc. [Member]
Condensed Financial Statements [Line Items]
Comprehensive income (loss)	254	475	595	722
Comprehensive income (loss) attributable to noncontrolling interests
Comprehensive income (loss) attributable to owners of the parent	254	475	595	722
Guarantor Subsidiaries [Member]
Condensed Financial Statements [Line Items]
Comprehensive income (loss)	138	379	433	1,391
Comprehensive income (loss) attributable to noncontrolling interests
Comprehensive income (loss) attributable to owners of the parent	138	379	433	1,391
All Other Subsidiaries [Member]
Condensed Financial Statements [Line Items]
Comprehensive income (loss)	(530)	116	(204)	534
Comprehensive income (loss) attributable to noncontrolling interests	(13)	67	(9)	141
Comprehensive income (loss) attributable to owners of the parent	(517)	49	(195)	393
Eliminations [Member]
Condensed Financial Statements [Line Items]
Comprehensive income (loss)	125	(903)	(833)	(2,506)
Comprehensive income (loss) attributable to noncontrolling interests
Comprehensive income (loss) attributable to owners of the parent	$ 125	$ (903)	$ (833)	$ (2,506)